Employee Benefit Plans (Schedule Of Asset Allocation and Fair Value Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	100.00%	100.00%
Total assets	$ 6,136	$ 7,110	$ 6,702
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,543	1,537
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,992	5,318
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 601	$ 255	$ 283
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	4.20%	6.40%
Cash (Including Foreign Currencies) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 6	$ 70
Cash (Including Foreign Currencies) [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 6	70
Short-term Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		19
Short-term Investment Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		$ 19
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	46.10%	50.20%
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 2,475	$ 1,401
Common Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,475	1,401
Depository Receipts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	42	35
Depository Receipts [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	42	35
Commingled Pension Trust Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		2,203
Commingled Pension Trust Fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		2,203
Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	20	31
Preferred Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 20	$ 31
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	45.80%	40.20%
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 608	$ 296
Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	608	296
Government Issue [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,228	992
Government Issue [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,228	992
Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		6
Mortgage Backed Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		6
Collateralized Mortgage Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	156	56
Collateralized Mortgage Obligations [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 156	56
Commingled Pension Trust Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		1,746
Commingled Pension Trust Fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		$ 1,746
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.90%	3.20%
Total assets	$ 601	$ 255
Other Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 601	$ 255